Accrued Officers Compensation	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Accrued Officers Compensation

12. Accrued Officers Compensation

The Company executed an employment agreement in July 2013 with Ketan Thakker, its Chief Executive Office. This agreement provides Mr. Thakker with a salary of $200,000 per year. Total accrued compensation owed to Mr. Thakker was $0 and $78,000 at December 31, 2021 and 2020, respectively. During the year ended December 31, 2020, the Company issued 936,500 common shares with a fair value of $655,450 to Mr. Thakker as payment for accrued compensation of $655,450.